Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended	40 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000033625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. AI Enhanced Value Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">Footnote Reference(1)</sup> $20,494
C000033628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. High Dividend Fund $24,958
C000033630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. LargeCap Dividend Fund $31,233
C000042151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. LargeCap Fund $35,096
C000033631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Dividend Fund $23,660
C000042152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Fund $25,870
C000247879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Quality Growth Fund $11,086
C000189527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Multifactor Fund $22,689
C000126584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Quality Dividend Growth Fund $34,324
C000239901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Quality Growth Fund $21,341
C000033632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Dividend Fund $20,965
C000042153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Fund $26,000
C000126585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $24,082
C000247880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Quality Growth Fund $11,359
C000033617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Total Dividend Fund $29,969
C000042125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Value Fund $35,922
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.74%			11.62%		14.16%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.74%			11.62%		14.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%			12.06%		14.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%			12.06%		14.16%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%			11.05%		13.85%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%			11.05%		13.85%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.74%	15.82%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	12.85%			8.25%	10.84%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%			12.06%		14.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		17.72%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%			11.05%		13.85%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%			11.05%		13.85%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%			11.05%		13.85%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%	15.65%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Investable Market Index
Average Annual Return, Percent	18.38%			11.05%		13.85%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.74%			11.62%		14.16%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%			11.34%		13.97%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%			9.43%		10.58%
S&P 500® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%			10.68%		11.49%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%			11.34%		13.97%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%			9.43%		10.58%
S&P 500® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%			10.68%		11.49%
WisdomTree U.S. High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%			12.02%		10.02%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%			9.43%		10.58%
S&P 500® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%			10.68%		11.49%
WisdomTree U.S. LargeCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%			12.16%		12.40%
WisdomTree U.S. LargeCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%			11.38%		13.55%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%			7.94%		9.75%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%			6.92%		10.58%
S&P MidCap 400® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%			7.54%		10.12%
WisdomTree U.S. MidCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%			8.53%		9.40%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%			7.94%		9.75%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%			6.92%		10.58%
S&P MidCap 400® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%			7.54%		10.12%
WisdomTree U.S. MidCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%			7.60%		10.36%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	15.70%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%	10.51%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%	13.24%
S&P MidCap 400® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.85%	12.69%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	11.64%
WisdomTree U.S. MidCap Quality Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	5.08%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%			11.05%	13.41%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%	13.26%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%			12.06%	13.86%
WisdomTree U.S. Multifactor Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%			7.20%	9.96%
MSCI USA Investable Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%			11.05%		13.85%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
WisdomTree U.S. Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%			11.28%		13.47%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%		21.87%
S&P 500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%		21.05%
WisdomTree U.S. Quality Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%		26.22%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%			3.77%		9.88%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%			5.79%		9.61%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.50%			4.49%		9.90%
S&P SmallCap 600® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%			5.23%		9.54%
WisdomTree U.S. SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%			6.31%		8.09%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%			3.77%		9.88%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%			5.79%		9.61%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.50%			4.49%		9.90%
S&P SmallCap 600® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%			5.23%		9.54%
WisdomTree U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%			6.09%		10.36%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%			3.77%		9.88%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.50%			4.49%		9.90%
WisdomTree U.S. SmallCap Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%			5.94%		9.55%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%	12.78%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%	13.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	15.56%
S&P SmallCap 600® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%	9.12%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.50%	9.90%
WisdomTree U.S. SmallCap Quality Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	6.40%
MSCI USA IMI Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%			8.91%		10.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%			10.87%		13.72%
Russell 3000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%			9.19%		10.52%
WisdomTree U.S. Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%			11.79%		11.95%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%			11.34%		13.97%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%			9.43%		10.58%
S&P 500® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%			10.68%		11.49%